Stock-Based Compensation Plans - Summary of Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	1,114,130
Granted	879,606
Vested	(397,526)
Forfeited	(57,646)
Undistributed vested awards	(396,515)
Ending Balance	1,142,049	1,114,130
Nonvested, Weighted Average Exercise Price (in usd per share)	$ 43.52	$ 43.67
Granted, Weighted Average Grant Date Fair Value (in usd per share)	44.21	$ 46.33	$ 45.65
Vested, Weighted Average Exercise Price (in usd per share)	44.39
Forfeited, Weighted Average Exercise Price (in usd per share)	44.98
Undistributed Vested Awards, Weighted Average Grant Date Fair Value (in usd per share)	$ 43.66
Fully Vested Stock Based Compensation Issued To Retirement Eligible Employees	609,934	748,165